COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 7:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Pledges:

1.
The Company has pledged certain items of its equipment and the rights to any insurance claims on such items to secure its debts to banks, as well as placed floating liens on all of its remaining assets in favor of the banks.

2.	The Company has also pledged machines to secure its indebtedness to certain suppliers that provided financing for such equipment.

b.	Operating leases:

1.	The Company leases substantially all of its factory premises, machines and vehicles under operating leases. The Company's leases have original lease periods expiring between 2020 and 2024.

2.
Many leases include one or more options to renew. The Company does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably certain at lease commencement.

3.
The aggregated present value of lease agreements is recorded as a long-term asset titled ROU assets. The corresponding lease liabilities are split between operating lease liabilities within current liabilities and operating lease liabilities within long-term liabilities.

c.	Indemnification agreement:

The Company entered into indemnification agreements with each of its directors and officers and undertook to enter into the same agreement with future directors and officers. Such indemnification amount will not exceed: (i) the value of 25% of the Company’s net equity according to the audited or reviewed financial statement known at the time the request for indemnification was submitted; or (ii) $3,000,000, whichever is greater.

The Israeli Companies Law provides that an Israeli company cannot exculpate an officer from liability with respect to a breach of his or her duty of loyalty. If permitted by its articles of association, a company may exculpate in advance an officer from his or her liability to the company, in whole or in part, with respect to a breach of his or her duty of care. However, a company may not exculpate in advance a director from his or her liability to the company with respect to a breach of his duty of care with respect to distributions.

The Company's articles of association allow it to exculpate any officer from his or her liability for breach of duty of care, to the maximum extent permitted by law, before or after the occurrence giving rise to such liability. The Company provided an exculpation letter to each of its directors and officers, and agreed to provide the same to future officers.

d.	Contingent Liabilities:

Environmental Related Matters
In connection with the change of control of the Company that resulted from Nistec's acquisition of a controlling stake in the Company, Israeli law requires it to obtain a new business permit in order to continue operating its business. The Company submitted an application for this permit and received a permit until 2099. The new permit is subject to certain conditions, especially certain conditions imposed by the Israeli Ministry for Environmental Protection. Compliance with these conditions may be costly.

In October 2015, the Company filed an application for an emissions permit with the Ministry. In January 2016, the Company received a notice of non-compliance from the Ministry, stating that the application was incomplete and that the Company is in breach of the Clean Air Law, 5768-2008 and the Licensing of Businesses Law, 5728-1968. The Company submitted amended application and conducted discussions with the Ministry throughout 2016 and 2017. The Company received the emissions permit in July 2017.

In March 2019, representatives of the Ministry, inspected the Company's premises and as a result issued a warning of a breach of the Clean Air Law, 5768-2008 and a warning of Hazardous Materials Law (1993). The Company was invited to a hearing at the Ministry during August 2019. The Company believes that during the hearing and after presenting to the Ministry the correction made for some of the findings, the issue will be resolved but there can be no assurance that our standpoint will be accepted.

Employee related matters
In May 2008, June 2019 and November 2019, lawsuits were filed by three of our employees alleging that they had suffered personal injuries during her employment and they are seeking aggregate financial compensation of approximately $ 113 for past damages and additional amounts for future lost income, pain and suffering as the court may determine.

Five other employees notified the Company in January 2011 and December 2019, that they allegedly suffered personal injuries during their employment with the Company. Of these five employees, two are seeking compensation of $1,614 and the others did not state their claim amount.

The above-mentioned claims were submitted to the insurance company, which informed the Company that it is reviewing the statements of claim without prejudicing its rights to deny coverage.

During the period January 2016 through February 2019, two former employees filed law suits seeking additional payments in connection with their employment with the Company and subsequent termination. In September 2019 a decision was entered in one of the labor suits, and a provision was recorded accordingly. On October 2019, both the Company and this former employee appealed the Labor Court’s decision and in July 2020 both the Company and this former employee agreed to withdraw their appeal with no further claims. The aggregate amount claimed in the remaining suit is approximately $ 212. The Company recorded a provision according to its legal advisor's opinion.